Consolidated Subsidiaries - Summary of Consolidated Subsidiaries (Parentheticals) (Details)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
KEPCO Engineering & Construction Company, Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership percentage	[1]	65.77%	65.77%
Percentage of Effective Percentage Ownership Holding In Subsidiary		66.08%
PT. Cirebon Power Service
Disclosure of subsidiaries [line items]
Proportion of ownership percentage	[2]	27.50%	27.50%
Description of Reason for Subsidiary Included in in the Consolidated Financial Statements		50.00%
KOSPO Youngnam Power Co., Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership percentage	[3]	50.00%	50.00%
Elara Investment Holdings, LLC
Disclosure of subsidiaries [line items]
Proportion of ownership percentage	[4]	0.10%	0.00%
Description of Reason for Subsidiary Included in in the Consolidated Financial Statements		50.00%

[1]	Considering treasury stocks, the effective percentage of ownership is 66.08%.
[2]	The effective percentage of ownership is less than 50%. However, this subsidiary is included in the consolidated financial statements as the Company obtained the majority of the voting power under the shareholders’ agreement.
[3]	The subsidiary is included in the consolidated financial statements as the Company owns 50%+1 stake and has the ability to appoint a majority of the board members under the the shareholders’ agreement.
[4]	The effective percentage of ownership is less than 50%. However, this consolidated subsidiary is included in the consolidated financial statements as the Company has control over the board of directors under the shareholders’ agreement.